Nature of Business and Significant Accounting Policies (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Nature of Business and Basis of Presentation, Significant Accounting Policies [Abstract]
Going Concern
Going Concern: The Company’s consolidated financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2018 and 2017 and through September 30, 2019, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. As of September 30, 2019, the Company had an accumulated deficit of $213.1 million and it expects to incur losses for the immediate future. To date, the Company has been funded by debt and equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through the next twelve months.

The Company became a revenue generating company after acquiring the Aquadex Business in August 2016.  The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in expanding its sales and marketing capabilities, purchasing inventory, manufacturing components, and complying with the requirements related to being a U.S. public company.  To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of the Aquadex FlexFlow. This will require the Company to succeed in training personnel at hospitals and effectively and efficiently manufacturing, marketing and distributing the Aquadex FlexFlow and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.

On April 24, 2017, November 27, 2017, July 3, 2018, March 12, 2019, October 25, 2019 and November 6, 2019, the Company closed on underwritten public equity offerings for aggregate net proceeds of approximately $41.4 million after deducting the underwriting discounts and commissions and other costs associated with the offerings (see Note 4 –Equity and Note 10-Subsequent Events). The Company will require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions.  Should warrant exercises not materialize or future capital raising be unsuccessful, the Company may not be able to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2018 and 2017, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. At December 31, 2018, the Company had an accumulated deficit of $199.4 million and it expects to incur losses for the foreseeable future. To date, the Company has been funded by debt and equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through at least twelve months from the report date.

The Company became a revenue generating company after acquiring the Aquadex Business in August 2016.  The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in expanding its sales and marketing capabilities, purchasing inventory, manufacturing components, and complying with the requirements related to being a U.S. public company.  To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of the Aquadex FlexFlow system. This will require the Company to succeed in training personnel at hospitals and effectively and efficiently manufacturing, marketing and distributing the Aquadex FlexFlow system and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.

On April 24, 2017, November 27, 2017, and on July 3, 2018, the Company closed on underwritten public equity offerings for aggregate net proceeds of approximately $28.8 million after deducting the underwriting discounts and commissions and other costs associated with the offerings (see Note 6 - Shareholder’s Equity). The Company will require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions.  Should warrant exercises not materialize or future capital raising be unsuccessful, the Company may not be able to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements include the accounts of CHF Solutions, Inc. and its wholly-owned subsidiaries, CHF Solutions, LLC, Sunshine Heart Company Pty Limited, and Sunshine Heart Ireland Limited. All intercompany accounts and transactions between consolidated entities have been eliminated.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents consist of cash and term deposits with original maturities of three months or less. The carrying value of these instruments approximate fair value. The balances, at times, may exceed federally insured limits. The Company has not experienced any losses on its cash and cash equivalents.

Accounts Receivable
Accounts Receivable:  Accounts receivable are unsecured, recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of collectability, historical experience, and managements’ evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. To date the Company has not experienced any write-offs or significant deterioration of the aging of its accounts receivable, and therefore, no allowance for doubtful accounts was considered necessary as of September 30, 2019 or December 31, 2018.  As of September 30, 2019, two customers represented 14% and 12% of the accounts receivable balance.  As of December 31, 2018, three customers represented 18%, 13% and 13% of the accounts receivable balance.

Accounts Receivable

Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of uncollectability, historical experience, and managements’ evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. To date the Company has not experienced any write-offs or significant deterioration of its accounts receivable aging, and therefore, no allowance for doubtful accounts was considered necessary as of December 31, 2018 or 2017.

Inventories
Inventories:  Inventories are recorded as the lower of cost or net realizable value using the first-in, first out method.  Overhead is allocated to manufactured finished goods inventory based on the normal capacity of the Company’s production facilities.  Abnormal amounts of overhead, if any, are expensed as incurred.  Inventories consisted of the following:

( in thousands)	September30, 2019	December 31, 2018
Finished Goods	$468	$517
Work in Process	185	34
Raw Materials	959	1,107
Total	$1,612	$1,658

Inventories

Inventories are recorded at the lower of cost or net realizable value using the first-in, first out method.  Inventories consisted of the following as of December 31 (in thousands):

	2018	2017
Finished Goods	$517	$902
Work in Process	34	217
Raw Materials	1,107	469
Total	$1,658	$1,588

Other Current Assets		Other Current Assets Other current assets represent prepayments and deposits made by the Company.
Property, Plant and Equipment
Property, Plant and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed based upon the estimated useful lives of the respective assets. Leasehold improvements and capital lease assets are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the assets. Repairs and maintenance costs are expensed as incurred. The cost and accumulated depreciation of property, plant and equipment retired, or otherwise disposed of are removed from the related accounts, and any residual values are charged to expense. Depreciation expense has been calculated using the following estimated useful lives:

Office furniture and equipment	3-5 years
Computer software and equipment	3-4 years
Laboratory and research equipment	3-5 years
Production equipment	3-7 years
Leasehold improvements and capital lease asset	3-5 years

Depreciation expense was $232,000 and $229,000 for the years ended December 31, 2018, and 2017, respectively.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If the impairment tests indicate that the carrying value of the asset, or asset group is greater than the expected undiscounted cash flows to be generated by such asset or asset group further analysis is performed to determine the fair value of the asset or asset group. To the extent the fair value of the asset or asset group is less than its carrying value, an impairment loss is recognized equal to the amount the fair value of the asset or asset group exceeds its carrying amount. The Company generally measures fair value by considering sale prices for similar assets or asset groups, or by discounting estimated future cash flows from such assets or asset groups using an appropriate discount rate. Assets to be disposed of are carried at the lower of their carrying value or fair value less costs to sell. Considerable management judgment is necessary to estimate the fair value of assets or asset groups, and accordingly, actual results could vary significantly from such estimates. The Company periodically reviews its property and equipment for potential impairment and determines if the fair value of property and equipment equals or exceeds its carrying value. There have been no impairment losses recognized for the years ended December 31, 2018 or 2017.

Intangible Assets
Intangible assets

The Company’s intangible assets consisted of customer relationships, developed technology, and trademarks and tradenames. All intangible assets recognized by the Company resulted from the acquisition of the Aquadex Business. All intangible assets were estimated to have a useful life of 7 years.  The Company reviewed its definite lived intangible assets for impairment when impairment indicators existed.  When impairment indicators existed, the Company determined if the carrying value of the intangible assets exceeded the related undiscounted cash flows.  In cases where the carrying value exceeded the undiscounted cash flows, and the carrying amount was not considered recoverable, the carrying value was written down to its fair value, generally using a discounted cash flow analysis.  An impairment loss was recognized for the amount that the intangible assets exceeded their fair value, generally based on discounted cash flow methods and other fair market value indicators. The Company’s review of its intangible assets during the year ended December 31, 2017 resulted in $3.8 million of impairment charges related to its definite lived intangible assets.

The Company had a single reporting unit. The impairment charges were based on fair values determined using market value indicators such as the quoted market prices of the Company’s common stock on Nasdaq, as well discounted cash flow models. Discounted cash flow models included assumptions related to the Company’s product revenues, gross margins, and operating margins, under varying assumptions about the Company’s ability to either achieve profitability or obtain the necessary financings to realize such projections. As discussed above, the Company became a revenue generating company after acquiring the Aquadex Business in August 2016 and expects to incur losses in the near-term as it grows the Aquadex Business.  To become and remain profitable, and to generate cash flows from operations, the Company must succeed in expanding the adoption and market acceptance of its products. This will require that the Company succeed in training personnel at hospitals and in effectively and efficiently manufacturing, marketing, and distributing its products. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability or positive cash flows. The discounted cash flow models reflected these uncertainties by assigning future cash flow estimations probability factors and an overall discount rate of 30%.

Amortization expense was $0 and $540,000 for the years ended December 31, 2018 and 2017, respectively.

Goodwill
Goodwill

Goodwill was the cost paid for the Aquadex Business in excess of the fair value of acquired assets and liabilities, and was recorded as an asset on the balance sheet. Goodwill was not subject to amortization but was to be tested for impairment at least annually. This test required the  Company to determine if the implied fair value of the goodwill was less than its carrying amount.

The Company evaluated its recorded goodwill for impairment annually on November 1st of each calendar year, or to the extent events or conditions indicate a risk of possible impairment during the interim periods prior to its annual impairment test. As described below, the Company early adopted Accounting Standards Update No, 2017-04, Simplifying the Test for Goodwill Impairment, and performed a single step in performing its impairment analysis, which is to determine the estimated fair value of its reporting unit and compare it to the carrying value of the reporting unit, including goodwill. The remaining implied goodwill was then compared to the actual carrying amount of the goodwill for the reporting unit. To the extent the carrying amount of goodwill exceeded the implied goodwill, the difference was the amount of the goodwill impairment.  The Company’s annual impairment test on November 1, 2017, resulted in $0.2 million of impairment charges related to goodwill.

The Company had a single reporting unit. The impairment charge was based on fair values determined using market value indicators such as the quoted market prices of the Company’s common stock on Nasdaq, as well discounted cash flow models. Discounted cash flow models included assumptions related to the Company’s product revenues, gross margins, and operating margins, under varying assumptions about the Company’s ability to either achieve profitability or obtain the necessary financings to realize such projections. As discussed above, the Company became a revenue generating company after acquiring the Aquadex Business in August 2016 and expects to incur losses in the near-term as it grows the Aquadex Business.  To become and remain profitable, and to generate cash flows from operations, the Company must succeed in expanding the adoption and market acceptance of its products. This will require that the Company succeed in training personnel at hospitals and in effectively and efficiently manufacturing, marketing, and distributing its products. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability or positive cash flows. The discounted cash flow models reflected these uncertainties by assigning future cash flow estimations probability factors and an overall discount rate of 30%.

Contingent Consideration
Contingent consideration: In connection with the Company’s purchase of the Aquadex Business in August 2016, the Company had an obligation to pay additional consideration that was contingent upon the occurrence of certain future events (see Note 9 - Commitments and Contingencies).  Contingent consideration was recognized at the acquisition date at $126,000, the estimated fair value of the contingent milestone payments.  The fair value of the contingent consideration was remeasured to its estimated fair value at the end of each reporting period, with changes recorded to earnings.  As of September 30, 2019, this contingency had expired, therefore its fair value was $0.

Contingent consideration

In connection with the Company’s purchase of the Aquadex Business in August 2016, the Company has an obligation to pay additional consideration that is contingent upon the occurrence of certain future events (see Note 10- Commitments and Contingencies).  Contingent consideration is recognized at the acquisition date at the estimated fair value of the contingent milestone payments.  The fair value of the contingent consideration is remeasured to its estimated fair value at the end of each reporting period, with changes recorded to earnings.  As of December 31, 2018, the contingent consideration was recorded in current liabilities in the accompanying balance sheet to reflect its maturity during 2019.

Common Stock Warrant Liability
Common stock warrant liability

The Company recorded its common stock warrant liability at fair value at the date of issuance using primarily a Monte Carlo valuation model.  The fair value was remeasured to its estimated fair value at the end of each reporting period with changes recorded to earnings.

Revenue Recognition
Revenue Recognition: The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”), Topic 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2018. Accordingly, the Company recognizes revenue when its customers obtain control of its products or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. See Note 2 – Revenue Recognition, for additional disclosures.  For the three months ended September 30, 2019, three customers represented 11%, 12% and 12% of net sales. For the nine months ended September 30, 2019, one customer represented 10% of net sales.  For the three months ended September 30, 2018, two customers represented 15% and 10% of net sales.  For the nine months ended September 30, 2018, one customer represented 10% of net sales.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”), Topic 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2018. Accordingly, the Company recognizes revenue when its customers obtain control of their products or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. See Note 2 – Revenue Recognition for additional accounting policies and transition disclosures.

Foreign Currency Translation
Foreign Currency Translation

Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to cumulative translation adjustment, a component of accumulated other comprehensive income. Foreign currency transactions gains and losses are included in other expense, net in the consolidated statements of operations and other comprehensive loss.

Stock-Based Compensation
Stock-Based Compensation

The Company recognizes all share-based payments to employees and directors, including grants of stock options, restricted stock units (RSUs) and common stock awards in the consolidated statements of operations and other comprehensive loss as an operating expense, based on their fair value.  The Company’s stock awards use a graded vesting schedule.  The Company recognizes the option expense over the requisite service period, which is generally the vesting period.

The Company computes the estimated fair values of stock options and certain of its warrants using the Black-Scholes option pricing model. The closing market price of the Company’s common stock at the date of grant is used to calculate the fair value of restricted stock units and common stock awards. Stock-based compensation expense is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Equity instruments issued to non-employees include RSUs or warrants to purchase shares of the Company’s common stock. These RSUs or warrants are either fully-vested and exercisable at the date of grant or vest over a certain period during which services are provided. The Company expenses the fair market value of fully vested awards at the time of grant, and of unvested awards over the period in which the related services are received. Unvested awards are remeasured to fair value until they vest.

See Note 7- Stock Based Compensation, for further information regarding the assumptions used to calculate the fair value of share-based compensation.

Income Taxes
Income Taxes

Deferred income taxes are provided on a liability method, whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards. Deferred tax liabilities are recognized for taxable temporary differences, which are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.   The Tax Reform Act was enacted December 22, 2017. The new legislation made significant changes to U.S. tax law including a reduction in the corporate tax rates, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S corporate income tax rates from 34% to 21%. As a result of the enacted law, the Company was required to revalue its deferred tax assets and liabilities at the new enacted rate. There was no income tax impact from the re-measurement due to the 100% valuation allowance on the Company’s deferred tax assets.

Loss per Share
Loss per share: Basic loss per share is computed based on the net loss for each period divided by the weighted average number of common shares outstanding. The net loss allocable to common stockholders for the nine months ended September 30, 2019, reflects a $4.5 million increase for the net deemed dividend to preferred stockholders provided in connection with the close of the public offering of Series G Convertible Preferred Stock on March 12, 2019 (see Note 4 - Equity), representing the intrinsic value of the shares at the time of issuance.

Diluted earnings per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include shares underlying outstanding convertible preferred stock, warrants, stock options and other stock-based awards granted under stock-based compensation plans.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2019	2018
Warrants to purchase common stock	5,430,721	608,787
Series F convertible preferred stock	102,185	19,210
Stock options	332,722	139,439
Restricted stock units	--	3
Total	5,865,628	767,439

The following table reconciles reported net loss with reported net loss per share for the periods ended September 30, 2019:

(in thousands, except per share amounts)	Three months	Nine months
Net loss	$(4,509)	$(13,666)
Deemed dividend to preferred shareholders (see Note 4)	—	(4,509)
Net loss after deemed dividend	(4,509)	(18,175)
Weighted average shares outstanding	2,646	1,915
Basic and diluted loss per share	$(1.70)	$(9.49)

Loss per share

Basic loss per share is computed based on the net loss for each period divided by the weighted average number of common shares outstanding. The net loss allocable to common stockholders for the year ended December 31, 2017, reflects increases for net deemed dividends to preferred stockholders provided in connection with the close of the public offering of Series E Convertible Preferred Stock in April of 2017, and the close of the public offering of Series F Convertible Preferred Stock in November of 2017, of $1.0 million and $8.7 million, respectively, representing the intrinsic value of the shares at the time of issuance. In addition, the net loss allocable to common stockholders for the year ended December 31, 2017, reflects an increase for net deemed dividends of $1.8 million to preferred stockholders provided in connection with the shareholder approval of the Series C and D Convertible Preferred Stock transactions in January of 2017, representing the intrinsic value of the shares at the time of issuance. (See Note 6). There were no deemed dividends during 2018.

Diluted earnings per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include shares underlying outstanding convertible preferred stock, warrants, stock options and other stock-based awards granted under stock-based compensation plans.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each year presented:

	December 31,
	2018	2017
Stock options	140,546	2,766
Restricted stock units	3	15
Warrants to purchase common stock	599,293	608,787
Series F convertible preferred stock	18,190	60,480
Total	758,032	672,048

The following table reconciles reported net loss with reported net loss per share for the years ended December 31:

(in thousands, except per share amounts)	2018	2017
Net loss	$(17,032)	$(13,382)
Deemed dividend to preferred shareholders (see Note 6)	—	(11,590)
Net loss after deemed dividend	(17,032)	(24,972)
Weighted average shares outstanding	404	48
Basic and diluted loss per share	$(42.14)	$(525.01)

Research and Development
Research and Development

Research and development costs include activities related to research, development, design, and testing improvements of the Aquadex FlexFlow system and potential related products. Research and development costs also include expenses related to clinical research that the Company may sponsor or conduct to enhance understanding of the product and its use. Research and development expenses are expensed as incurred.

Recent Accounting Pronouncements
New Accounting Pronouncements:  In February 2016, the Financial Accounting Standards Board (“FASB”) issued updated guidance to improve financial reporting about leasing transactions. This guidance required organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The original guidance required application on a modified retrospective basis with the earliest period presented. In August 2018, the FASB issued new guidance which included an option to not restate comparative periods in transition.  The Company adopted this new standard on January 1, 2019 with no retrospective adjustments to prior comparative periods. The adoption of this standard on January 1, 2019 resulted in an increase of approximately $0.6 million in the Company’s other long-term assets and in short and long-term liabilities recorded on its consolidated balance sheet. In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard which allowed it to carry forward the historical lease classification. See Note 7 –Operating Leases for additional qualitative and quantitative disclosures

In August 2018, the FASB issued updated guidance to improve and simplify the disclosure requirements on fair value measurements for level 3 assets and liabilities valued at fair value.  The Company early-adopted the guidance effective in its second quarter and the effect on the consolidated financial statements was not material.

Recent Accounting Pronouncements

In May 2014, August 2015, March 2016, April 2016 and May 2016, the Financial Accounting Standards Board (“FASB”) issued amended revenue recognition guidance to clarify the principles for recognizing revenue from contracts with customers. The guidance requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.   The Company adopted this new standard on January 1, 2018, utilizing the modified retrospective approach. There was no impact to the amount or timing of revenue that the Company had recognized in prior periods. See Note 2 - Revenue Recognition for additional accounting policy and transition disclosures.

In January 2017, the FASB issued amended guidance to simplify the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test. A goodwill impairment will now be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, limited to the amount of goodwill allocated to that reporting unit. This guidance was to be applied on a prospective basis effective for the Company’s interim and annual periods beginning after January 1, 2019, with early adoption permitted for any impairment tests performed after January 1, 2017. The Company adopted this amended guidance during the year ended December 31, 2017, and recognized a $0.2 million impairment loss related to its goodwill.

In February 2016, the FASB issued updated guidance to improve financial reporting about leasing transactions. This guidance will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The original guidance required application on a modified retrospective basis with the earliest period presented. In August 2018, the FASB issued new guidance which includes an option to not restate comparative periods in transition.  This guidance is effective for the Company’s annual and quarterly periods beginning January 1, 2019.  The Company has nearly completed evaluating the impact that the adoption of this standard will have on its consolidated financial statements. The Company expects that the adoption of this guidance will result in an increase in both the assets and liabilities recorded on its consolidated balance sheets in an amount ranging from $575,000 to $625,000. The Company does not expect that the adoption of this standard will have a material impact on the consolidated statement of operations and comprehensive loss or in the statement of cash flows. We do expect to include additional qualitative and quantitative disclosures as required. The Company expects to use the effective date of this standard as the date of initial application, with no retrospective adjustments to prior comparative periods.

The Company evaluates events through the date the consolidated financial statements are filed for events requiring adjustment to or disclosure in the consolidated financial statements.